Interbank Borrowings - Schedule of Interbank Borrowings (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total	$ 3,798,978	$ 2,646,756
Loans obtained from local financial institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	2,257,226
Loans obtained from local financial institutions [member] | Chilean Central Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	2,257,226
Loans obtained from foreign financial institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	1,541,752	2,646,756
Loans obtained from foreign financial institutions [member] | Apple Bank for Saving [member]
Disclosure of detailed information about borrowings [line items]
Total		34,195
Loans obtained from foreign financial institutions [member] | Bancaribe curacao Bank n.v. [member]
Disclosure of detailed information about borrowings [line items]
Total		2,411
Loans obtained from foreign financial institutions [member] | Banco Credito del Peru [member]
Disclosure of detailed information about borrowings [line items]
Total		104,831
Loans obtained from foreign financial institutions [member] | Banco de Bogota [Member]
Disclosure of detailed information about borrowings [line items]
Total	4,156	8,250
Loans obtained from foreign financial institutions [member] | Latin American Export Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	60,759	63,991
Loans obtained from foreign financial institutions [member] | Banco Republica [member]
Disclosure of detailed information about borrowings [line items]
Total		1,403
Loans obtained from foreign financial institutions [member] | Bancoldex S.A Colombia [member]
Disclosure of detailed information about borrowings [line items]
Total	11,123	46,390
Loans obtained from foreign financial institutions [member] | Bank of America, N.A. [Member]
Disclosure of detailed information about borrowings [line items]
Total	92,395	160,243
Loans obtained from foreign financial institutions [member] | Bank of Montreal [Member]
Disclosure of detailed information about borrowings [line items]
Total	113,404	104,331
Loans obtained from foreign financial institutions [member] | Bank of New York [Member]
Disclosure of detailed information about borrowings [line items]
Total	56,858
Loans obtained from foreign financial institutions [member] | Bank of Nova Scotia [member]
Disclosure of detailed information about borrowings [line items]
Total	82,324	101,989
Loans obtained from foreign financial institutions [member] | Bayern Landesbank [member]
Disclosure of detailed information about borrowings [line items]
Total		2,411
Loans obtained from foreign financial institutions [member] | BBVA Asset Management Continental S.A.Peru [member]
Disclosure of detailed information about borrowings [line items]
Total	75,057	86,709
Loans obtained from foreign financial institutions [member] | BNP Paribas [member]
Disclosure of detailed information about borrowings [line items]
Total	92,167	98,817
Loans obtained from foreign financial institutions [member] | China Construction Bank [member]
Disclosure of detailed information about borrowings [line items]
Total		5,556
Loans obtained from foreign financial institutions [member] | Citibank N.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	37,522	206,549
Loans obtained from foreign financial institutions [member] | Cobank CB [member]
Disclosure of detailed information about borrowings [line items]
Total	16,258	30,882
Loans obtained from foreign financial institutions [member] | Commerzbank AG [member]
Disclosure of detailed information about borrowings [line items]
Total	24,055	71,646
Loans obtained from foreign financial institutions [member] | Andean Development Corporation [member]
Disclosure of detailed information about borrowings [line items]
Total	71,073	75,149
Loans obtained from foreign financial institutions [member] | Credicorp capital SASAF [member]
Disclosure of detailed information about borrowings [line items]
Total	175,854	200,374
Loans obtained from foreign financial institutions [member] | Deutsche Bank A.G. [Member]
Disclosure of detailed information about borrowings [line items]
Total	74,220
Loans obtained from foreign financial institutions [member] | Export Development Canada [member]
Disclosure of detailed information about borrowings [line items]
Total		12,078
Loans obtained from foreign financial institutions [member] | Findeter S.A - Financiera del Desarrollo Territorial [member]
Disclosure of detailed information about borrowings [line items]
Total	44,100	44,552
Loans obtained from foreign financial institutions [member] | HSBC USA [member]
Disclosure of detailed information about borrowings [line items]
Total		74,877
Loans obtained from foreign financial institutions [member] | IFC International Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Total	82,561	118,065
Loans obtained from foreign financial institutions [member] | Ing Bank NV [member]
Disclosure of detailed information about borrowings [line items]
Total		14,870
Loans obtained from foreign financial institutions [member] | Interfondos S.A. Sociedad Administradora de Fondos [Member]
Disclosure of detailed information about borrowings [line items]
Total	20,105	55,596
Loans obtained from foreign financial institutions [member] | KBC Bank NV [member]
Disclosure of detailed information about borrowings [line items]
Total		21,896
Loans obtained from foreign financial institutions [member] | La Caixa [member]
Disclosure of detailed information about borrowings [line items]
Total	25,690	13,961
Loans obtained from foreign financial institutions [member] | Mizuho corporate bank [member]
Disclosure of detailed information about borrowings [line items]
Total		2,411
Loans obtained from foreign financial institutions [member] | Scotia Fondos Sociedad Administradora de Fondos S.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	24,280	34,951
Loans obtained from foreign financial institutions [member] | Shanghai Commercial and Savings Bank [member]
Disclosure of detailed information about borrowings [line items]
Total		279,202
Loans obtained from foreign financial institutions [member] | Standard Chartered Bank [member]
Disclosure of detailed information about borrowings [line items]
Total		229,063
Loans obtained from foreign financial institutions [member] | Sumitomo Mitsui Banking Corporation [member]
Disclosure of detailed information about borrowings [line items]
Total	217,347	44,826
Loans obtained from foreign financial institutions [member] | The Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Total		146,549
Loans obtained from foreign financial institutions [member] | Unicredit Bank [Member]
Disclosure of detailed information about borrowings [line items]
Total	14,220
Loans obtained from foreign financial institutions [member] | Wells Fargo Bank, N.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	67,519	82,480
Loans obtained from foreign financial institutions [member] | Zuercher Kantonalbank [Member]
Disclosure of detailed information about borrowings [line items]
Total	7,044
Loans obtained from foreign financial institutions [member] | Other banks [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 51,661	$ 65,252